Earnings per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings
Net profit attributable to equity holders of the Company	¥ 4,920	¥ 3,677	¥ 3,029
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,121,653,686	3,203,995,973	3,321,067,177
Dilution effect- adjustments for share options and RSUs	46,732,345	30,511,383	41,978,580
Shares used in computing diluted earnings per share	3,168,386,031	3,234,507,356	3,363,045,757
Class A And Class B Ordinary Shares [Member]
Basic earnings per share calculation
Basic	¥ 1.58	¥ 1.15	¥ 0.91
Diluted earnings per share calculation
Diluted	1.55	1.14	0.9
American Depositary Shares [Member]
Basic earnings per share calculation
Basic	3.15	2.3	1.82
Diluted earnings per share calculation
Diluted	¥ 3.11	¥ 2.27	¥ 1.8